Schedule of Investments ─ IQ Candriam ESG International Equity ETF

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 99.4%

Australia - 8.1%
Alumina Ltd.	38,211	$46,905
AMP Ltd.	49,989	38,214
Ampol Ltd.	3,352	69,605
APA Group	17,508	122,644
Aurizon Holdings Ltd.	26,499	75,185
AusNet Services Ltd.	28,097	37,691
Australia & New Zealand Banking Group Ltd.	39,608	806,745
BHP Group Ltd.	43,600	1,714,258
BHP Group PLC	30,507	985,735
BlueScope Steel Ltd.	7,445	132,379
Boral Ltd.*	18,142	95,747
Brambles Ltd.	21,563	184,176
CIMIC Group Ltd.	988	14,968
Cochlear Ltd.	970	174,927
Computershare Ltd.	7,493	85,921
CSL Ltd.	6,729	1,428,993
Dexus	15,931	120,380
Evolution Mining Ltd.	24,678	75,823
Goodman Group	26,530	441,500
GPT Group (The)	28,796	98,848
Insurance Australia Group Ltd.	36,553	130,311
Lendlease Corp., Ltd.	10,204	91,281
Macquarie Group Ltd.	5,311	612,514
Magellan Financial Group Ltd.	2,116	76,011
Medibank Pvt Ltd.	40,770	99,194
Mineral Resources Ltd.	2,381	110,277
Mirvac Group	58,281	122,521
National Australia Bank Ltd.	48,963	933,228
Newcrest Mining Ltd.	12,121	236,014
Oil Search Ltd.	27,798	77,849
QBE Insurance Group Ltd.	21,857	174,959
Ramsay Health Care Ltd.	2,746	129,463
REA Group Ltd.	848	100,766
Rio Tinto Ltd.	5,463	535,759
Rio Tinto PLC	15,815	1,341,512
Santos Ltd.	30,898	146,490
Scentre Group	75,725	144,720
SEEK Ltd.	4,814	103,573
Seven Group Holdings Ltd.	1,950	33,325
Sonic Healthcare Ltd.	7,004	206,035
Stockland	35,287	114,126
Suncorp Group Ltd.	19,010	161,252
Sydney Airport*	39,984	229,538
Telstra Corp., Ltd.	174,952	486,102
Transurban Group	40,580	426,545
Vicinity Centres	54,943	62,800
Wesfarmers Ltd.	16,731	751,908
Westpac Banking Corp.	53,337	961,316
WiseTech Global Ltd.	2,183	49,406
Woodside Petroleum Ltd.	14,270	229,818

Total Australia		15,629,257

Austria - 0.5%
ams AG*	3,870	74,001
ANDRITZ AG	1,070	58,974
CA Immobilien Anlagen AG	968	42,528
Erste Group Bank AG	4,380	169,889
Mondi PLC	7,206	199,977
Oesterreichische Post AG(a)	473	24,959
OMV AG	2,119	114,379
Raiffeisen Bank International AG	2,012	47,621
Telekom Austria AG*	2,023	17,248
Verbund AG	980	90,468
voestalpine AG	1,651	72,789
Wienerberger AG	1,663	67,955

Total Austria		980,788

Belgium - 0.7%
D'ieteren Group	327	52,386
Elia Group SA	427	50,507
Galapagos NV*	627	38,074
KBC Group NV	4,160	334,946
Proximus SADP	2,111	43,368
Sofina SA	223	104,504
Solvay SA	1,053	140,473
Telenet Group Holding NV	634	23,772
UCB SA	1,792	193,796
Umicore SA	2,886	178,913
Warehouses De Pauw CVA	2,067	88,924

Total Belgium		1,249,663

Brazil - 0.1%
Yara International ASA	2,401	126,452

Chile - 0.1%
Antofagasta PLC	5,136	106,720

China - 1.0%
China Gas Holdings Ltd.	27,525	85,006
CSPC Pharmaceutical Group Ltd.	125,153	168,777
Fosun International Ltd.	33,990	44,963
NXP Semiconductors NV	4,077	841,452
Prosus NV*	6,212	551,359
Shimao Group Holdings Ltd.	18,281	36,039
Sun Art Retail Group Ltd.*	29,105	18,089
Wharf Holdings Ltd. (The)	20,346	68,988
Yangzijiang Shipbuilding Holdings Ltd.	39,740	40,207

Total China		1,854,880

Colombia - 0.0%(b)
Millicom International Cellular SA*	1,504	60,114

Denmark - 3.2%
Ambu A/S, Class B	2,501	92,498
AP Moller - Maersk A/S, Class A	45	120,303
AP Moller - Maersk A/S, Class B	62	172,126
Chr Hansen Holding A/S	1,525	137,114
Coloplast A/S, Class B	1,842	336,810
Danske Bank A/S	10,052	176,269
Demant A/S*	1,464	89,456
DSV PANALPINA A/S	3,300	803,839
Genmab A/S*	960	433,866
GN Store Nord A/S	1,904	166,819
H Lundbeck A/S	916	27,635
Novo Nordisk A/S, Class B	24,467	2,262,249
Novozymes A/S, Class B	3,068	240,974
Orsted A/S	2,653	393,917
Tryg A/S	7,337	181,352
Vestas Wind Systems A/S	14,354	529,045

Total Denmark		6,164,272

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)

Faroe Islands - 0.0%(b)
Bakkafrost P/F	740	$62,853

Finland - 1.7%
Elisa OYJ	2,114	135,817
Huhtamaki OYJ	1,341	71,414
Kesko OYJ, Class B	3,924	168,209
Kone OYJ, Class B	5,384	445,755
Metso Outotec OYJ	10,232	116,187
Neste OYJ	6,863	421,718
Nokia OYJ*	83,529	512,180
Nordea Bank Abp	43,929	515,701
Orion OYJ, Class B	1,477	62,859
Sampo OYJ, Class A	6,818	328,404
UPM-Kymmene OYJ	7,541	307,966
Wartsila OYJ Abp	7,995	120,307

Total Finland		3,206,517

France - 9.1%
Adevinta ASA*	4,078	78,400
Air Liquide SA	7,027	1,221,394
Alstom SA*	5,306	219,963
Amundi SA	894	82,582
AXA SA	33,489	868,882
BioMerieux	603	71,897
BNP Paribas SA	16,922	1,032,401
Bouygues SA	4,449	171,405
Capgemini SE	2,354	508,727
Carrefour SA(a)	9,250	171,769
Cie de Saint-Gobain	7,588	542,120
Cie Generale des Etablissements Michelin	2,418	394,822
Credit Agricole SA	19,359	269,961
Danone SA	9,432	694,108
Dassault Systemes SE	9,950	548,876
EssilorLuxottica SA	4,397	829,854
Hermes International	492	752,020
Kering SA	1,089	976,508
Legrand SA	3,902	439,194
L'Oreal SA	3,117	1,426,339
Orange SA	29,590	329,650
Sanofi	16,114	1,660,100
Sartorius Stedim Biotech	352	200,895
Societe Generale SA	12,327	361,414
Sodexo SA*	1,166	99,412
Teleperformance	855	360,528
TotalEnergies SE(a)	39,049	1,699,367
Vinci SA	8,030	849,455
Vivendi SE(a)	9,521	321,765
Worldline SA*	3,352	313,651

Total France		17,497,459

Germany - 8.6%
adidas AG	2,601	944,093
Allianz SE	6,113	1,522,246
Bayerische Motoren Werke AG	4,741	471,563
Beiersdorf AG	1,459	173,268
Continental AG*	1,604	217,972
Covestro AG	2,781	178,934
Daimler AG(a)	12,351	1,102,536
Deutsche Bank AG*	28,436	359,381
Deutsche Boerse AG	2,723	454,472
Deutsche Post AG	14,615	989,742
Deutsche Telekom AG	48,150	999,527
Deutsche Wohnen SE	5,103	318,532
E.ON SE	31,651	389,279
Evonik Industries AG	2,843	98,777
Fresenius Medical Care AG & Co. KGaA	2,948	232,606
Fresenius SE & Co. KGaA	5,798	304,712
Hannover Rueck SE	891	149,924
Hapag-Lloyd AG	360	77,779
HeidelbergCement AG	2,194	194,551
Henkel AG & Co. KGaA	1,497	136,065
Infineon Technologies AG	17,875	681,139
Knorr-Bremse AG	982	111,322
Merck KGaA	1,919	392,873
Muenchener Rueckversicherungs-Gesellschaft AG	2,080	562,107
SAP SE	14,959	2,143,505
Siemens AG	11,988	1,870,457
Siemens Energy AG*	5,935	161,445
Symrise AG	1,845	271,943
Talanx AG	787	33,465
Telefonica Deutschland Holding AG	11,652	31,420
Volkswagen AG	425	141,110
Vonovia SE	8,403	559,793
Zalando SE*	2,518	279,953

Total Germany		16,556,491

Hong Kong - 2.8%
AIA Group Ltd.	179,481	2,150,206
ASM Pacific Technology Ltd.	4,537	58,382
Bank of East Asia Ltd. (The)	20,381	33,570
CK Infrastructure Holdings Ltd.	9,016	54,471
Hang Lung Properties Ltd.	27,145	70,210
Hang Seng Bank Ltd.	10,748	206,214
Hong Kong & China Gas Co., Ltd.	161,164	262,551
Hong Kong Exchanges & Clearing Ltd.	18,817	1,201,003
Link REIT	30,885	295,290
MTR Corp., Ltd.	22,936	135,912
New World Development Co., Ltd.	20,710	98,204
Power Assets Holdings Ltd.	20,296	131,107
Sino Biopharmaceutical Ltd.	147,059	124,896
Swire Pacific Ltd., Class A	7,247	44,995
Swire Pacific Ltd., Class B	12,836	13,098
Swire Properties Ltd.	15,623	44,429
Techtronic Industries Co., Ltd.	20,323	363,247
Wharf Real Estate Investment Co., Ltd.	21,873	123,421

Total Hong Kong		5,411,206

Ireland - 0.7%
AIB Group PLC*(a)	11,639	28,597
CRH PLC	11,673	585,076
Kerry Group PLC, Class A	2,291	339,583
Kingspan Group PLC	2,264	246,182
Smurfit Kappa Group PLC	3,822	214,629

Total Ireland		1,414,067

Israel - 0.5%
Bank Hapoalim BM*	15,962	127,629
Bank Leumi Le-Israel BM*	20,710	159,046
Check Point Software Technologies Ltd.*	1,505	191,286
Nice Ltd.*	865	242,635
Wix.com Ltd.*	810	241,898

Total Israel		962,494

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)

Italy - 2.3%
A2A SpA	23,261	$49,387
Amplifon SpA	1,839	90,891
Assicurazioni Generali SpA	17,187	343,409
Banca Mediolanum SpA	3,150	31,018
Buzzi Unicem SpA	1,576	41,675
DiaSorin SpA	172	34,907
Enel SpA	115,363	1,064,284
Eni SpA	36,258	430,979
FinecoBank Banca Fineco SpA*	9,050	162,206
Hera SpA	12,620	53,694
Intesa Sanpaolo SpA	254,681	704,114
Mediobanca Banca di Credito Finanziario SpA*	11,245	131,823
Moncler SpA	3,259	224,142
Nexi SpA*	7,460	159,937
Pirelli & C SpA	5,802	35,074
Prysmian SpA	3,644	130,582
Recordati Industria Chimica e Farmaceutica SpA	1,404	86,872
Telecom Italia SpA	148,238	65,197
Telecom Italia SpA-RSP	89,504	41,764
Terna - Rete Elettrica Nazionale	20,938	166,449
UniCredit SpA	30,971	371,220
UnipolSai Assicurazioni SpA(a)	6,535	18,164

Total Italy		4,437,788

Japan - 22.6%
ABC-Mart, Inc.	459	25,177
Advantest Corp.	2,901	254,019
Aeon Co., Ltd.	9,973	271,429
Aeon Mall Co., Ltd.	1,412	21,383
Air Water, Inc.	2,795	41,639
Ajinomoto Co., Inc.	8,069	204,831
Alfresa Holdings Corp.	2,606	39,464
Asahi Intecc Co., Ltd.	3,048	82,150
Astellas Pharma, Inc.	27,371	433,696
Benesse Holdings, Inc.	1,135	25,999
Bridgestone Corp.	8,483	371,010
Brother Industries Ltd.	3,656	73,786
Canon, Inc.	15,155	344,733
Central Japan Railway Co.	2,526	364,918
Chugai Pharmaceutical Co., Ltd.	9,357	342,735
CyberAgent, Inc.	5,952	106,512
Dai Nippon Printing Co., Ltd.	3,432	80,242
Daifuku Co., Ltd.	1,672	148,842
Daiichi Sankyo Co., Ltd.	27,925	549,467
Daikin Industries Ltd.	3,886	802,517
Daito Trust Construction Co., Ltd.	952	111,378
Daiwa House Industry Co., Ltd.	8,886	270,831
Daiwa House REIT Investment Corp.	30	89,112
Daiwa Securities Group, Inc.	21,218	110,972
Denso Corp.	6,633	452,192
Dentsu Group, Inc.	3,183	110,064
Disco Corp.	418	118,640
East Japan Railway Co.	4,786	317,468
Eisai Co., Ltd.	4,021	329,117
ENEOS Holdings, Inc.	46,065	192,864
FANUC Corp.	2,827	627,993
Fast Retailing Co., Ltd.	809	544,886
FUJIFILM Holdings Corp.	5,588	398,721
Fujitsu Ltd.	2,737	462,983
GMO Payment Gateway, Inc.	625	80,068
Hakuhodo DY Holdings, Inc.	3,250	49,216
Hamamatsu Photonics K.K.	2,082	115,150
Hikari Tsushin, Inc.	294	50,710
Hirose Electric Co., Ltd.	472	70,316
Hisamitsu Pharmaceutical Co., Inc.	997	43,377
Hitachi Construction Machinery Co., Ltd.	1,521	42,616
Hitachi Ltd.	13,979	797,090
Hitachi Metals Ltd.*	2,930	57,105
Hoshizaki Corp.	816	68,180
Hoya Corp.	5,406	758,810
Hulic Co., Ltd.	4,820	54,590
Idemitsu Kosan Co., Ltd.	2,945	69,070
Inpex Corp.	14,565	102,851
Isetan Mitsukoshi Holdings Ltd.	4,887	32,817
Isuzu Motors Ltd.	8,319	109,909
ITOCHU Corp.	21,798	641,924
Itochu Techno-Solutions Corp.	1,367	41,788
J Front Retailing Co., Ltd.	3,612	30,180
Japan Metropolitan Fund Invest.	104	108,501
Japan Post Holdings Co., Ltd.*	20,929	177,177
Japan Real Estate Investment Corp.	18	112,674
JFE Holdings, Inc.	7,150	86,386
JTEKT Corp.	3,364	31,632
Kajima Corp.	6,549	83,720
Kakaku.com, Inc.	1,903	51,619
Kansai Electric Power Co., Inc. (The)	10,880	102,654
Kao Corp.	6,969	417,442
KDDI Corp.	23,163	703,227
Keihan Holdings Co., Ltd.	1,502	41,057
Keikyu Corp.	3,405	40,208
Keio Corp.	1,617	90,022
Keisei Electric Railway Co., Ltd.	2,203	65,137
Kikkoman Corp.	2,156	131,226
Kintetsu Group Holdings Co., Ltd.*	2,684	90,119
Kobayashi Pharmaceutical Co., Ltd.	729	57,921
Koito Manufacturing Co., Ltd.	1,754	106,439
Kose Corp.	452	71,043
Kubota Corp.	17,137	355,622
Kuraray Co., Ltd.	4,920	45,412
Kurita Water Industries Ltd.	1,613	77,894
Kyocera Corp.	4,845	297,410
Kyowa Kirin Co., Ltd.	3,656	118,424
Kyushu Railway Co.	2,028	45,549
Lasertec Corp.	1,138	212,254
Lion Corp.	3,701	63,870
Lixil Corp.	4,051	109,774
Marubeni Corp.	24,953	210,515
Marui Group Co., Ltd.	2,921	50,808
Mazda Motor Corp.*	8,523	83,250
Medipal Holdings Corp.	2,535	47,512
MEIJI Holdings Co., Ltd.	1,906	117,747
MINEBEA MITSUMI, Inc.	5,654	151,203
MISUMI Group, Inc.	4,147	143,586
Mitsubishi Chemical Holdings Corp.	20,515	171,148
Mitsubishi Corp.	20,106	560,953
Mitsubishi Estate Co., Ltd.	17,663	275,527
Mitsubishi Gas Chemical Co., Inc.	2,790	57,681
Mitsubishi Materials Corp.	1,738	36,011
Mitsui & Co., Ltd.	22,349	508,987
Mitsui Chemicals, Inc.	2,605	82,482
Mitsui Fudosan Co., Ltd.	13,197	306,928
Miura Co., Ltd.	1,427	62,606
Mizuho Financial Group, Inc.	34,329	489,677
MonotaRO Co., Ltd.	3,595	82,415
MS&AD Insurance Group Holdings, Inc.	6,919	213,086

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
Nabtesco Corp.	1,620	$60,815
Nagoya Railroad Co., Ltd.*	2,862	47,956
NEC Corp.	3,701	186,820
NGK Insulators Ltd.	4,533	71,950
NGK Spark Plug Co., Ltd.	2,806	41,035
NH Foods Ltd.	1,497	60,221
Nidec Corp.	7,452	831,093
Nikon Corp.	4,718	43,547
Nintendo Co., Ltd.	1,738	893,150
Nippon Building Fund, Inc.	22	141,923
Nippon Prologis REIT, Inc.	31	103,380
Nippon Sanso Holdings Corp.	2,553	56,178
Nippon Telegraph & Telephone Corp.	33,775	862,455
Nippon Yusen K.K.	2,376	127,297
Nissan Chemical Corp.	1,908	92,836
Nissan Motor Co., Ltd.*	32,674	187,827
Nisshin Seifun Group, Inc.	3,579	57,590
Nissin Foods Holdings Co., Ltd.	1,020	72,492
Nitto Denko Corp.	2,164	159,712
Nomura Holdings, Inc.	44,573	222,601
Nomura Real Estate Holdings, Inc.	1,672	41,240
Nomura Real Estate Master Fund, Inc.	61	96,766
Nomura Research Institute Ltd.	5,344	171,398
NTT Data Corp.	9,316	143,539
Obayashi Corp.	9,222	74,868
Odakyu Electric Railway Co., Ltd.	5,034	119,348
Oji Holdings Corp.	12,579	72,093
Omron Corp.	2,830	240,324
Ono Pharmaceutical Co., Ltd.	5,903	133,685
Oriental Land Co., Ltd.	2,949	401,709
ORIX Corp.	18,046	314,387
Orix JREIT, Inc.	41	78,077
Pan Pacific International Holdings Corp.	6,149	127,910
Panasonic Corp.	31,861	378,994
PeptiDream, Inc.*	1,394	57,221
Persol Holdings Co., Ltd.	2,617	52,340
Pigeon Corp.	1,703	48,879
Pola Orbis Holdings, Inc.	1,221	29,081
Rakuten Group, Inc.	12,883	141,214
Recruit Holdings Co., Ltd.	19,464	998,295
Resona Holdings, Inc.	36,644	137,261
Ricoh Co., Ltd.	10,224	110,950
Rinnai Corp.	521	48,041
Rohm Co., Ltd.	1,257	121,634
Ryohin Keikaku Co., Ltd.	3,592	72,625
Santen Pharmaceutical Co., Ltd.	5,556	74,974
SBI Holdings, Inc.	3,540	84,315
SCSK Corp.	705	42,268
Secom Co., Ltd.	3,112	234,045
Seiko Epson Corp.	4,233	72,356
Sekisui Chemical Co., Ltd.	5,899	101,049
Sekisui House Ltd.	8,769	172,623
Seven Bank Ltd.	8,904	19,390
SG Holdings Co., Ltd.	6,042	161,744
Sharp Corp.	4,216	64,229
Shimadzu Corp.	4,164	166,939
Shimano, Inc.	1,135	289,050
Shimizu Corp.	8,602	62,938
Shionogi & Co., Ltd.	4,421	231,705
Shiseido Co., Ltd.	5,866	389,428
Shizuoka Bank Ltd. (The)	7,567	54,469
SMC Corp.	922	544,379
SoftBank Corp.	41,064	534,861
Sohgo Security Services Co., Ltd.	1,049	48,842
Sompo Holdings, Inc.	4,789	197,669
Sony Group Corp.	18,355	1,902,397
Square Enix Holdings Co., Ltd.	1,318	68,092
Stanley Electric Co., Ltd.	2,164	56,018
Sumitomo Chemical Co., Ltd.	23,600	121,924
Sumitomo Corp.	17,222	232,713
Sumitomo Dainippon Pharma Co., Ltd.	2,482	42,720
Sumitomo Heavy Industries Ltd.	1,701	46,652
Sumitomo Metal Mining Co., Ltd.	3,574	143,872
Sumitomo Mitsui Financial Group, Inc.	19,092	642,779
Sumitomo Mitsui Trust Holdings, Inc.	4,329	141,841
Sumitomo Rubber Industries Ltd.	2,631	35,168
Sundrug Co., Ltd.	999	32,314
Suntory Beverage & Food Ltd.	1,848	64,575
Suzuken Co., Ltd.	931	26,721
Sysmex Corp.	2,255	266,902
T&D Holdings, Inc.	7,296	92,937
Taiheiyo Cement Corp.	1,722	39,853
Taisei Corp.	2,766	92,620
Takeda Pharmaceutical Co., Ltd.	23,111	775,350
TDK Corp.	1,868	211,735
Teijin Ltd.	2,676	40,134
Terumo Corp.	10,567	407,949
Tobu Railway Co., Ltd.	2,883	74,498
Toho Gas Co., Ltd.	1,331	64,640
Tokyo Century Corp.	531	29,030
Tokyo Electron Ltd.	2,205	902,493
Tokyu Corp.	8,796	117,093
Tokyu Fudosan Holdings Corp.	8,947	50,136
TOPPAN, Inc.	4,135	69,664
Toshiba Corp.	6,300	269,795
TOTO Ltd.	2,294	117,888
Toyoda Gosei Co., Ltd.	1,010	23,587
Toyota Industries Corp.	2,281	189,962
Toyota Motor Corp.	33,435	2,987,063
Trend Micro, Inc.	1,955	101,357
Tsuruha Holdings, Inc.	558	65,638
Unicharm Corp.	5,966	238,205
United Urban Investment Corp.	42	61,651
Welcia Holdings Co., Ltd.	1,393	47,280
West Japan Railway Co.	2,431	131,064
Yakult Honsha Co., Ltd.	1,891	111,306
Yamada Holdings Co., Ltd.	10,160	47,768
Yamaha Corp.	2,451	134,665
Yamaha Motor Co., Ltd.	4,338	107,669
Yamato Holdings Co., Ltd.	4,725	135,615
Yaskawa Electric Corp.	3,696	181,180
Yokohama Rubber Co., Ltd. (The)	1,980	39,203

Total Japan		43,347,818

Luxembourg - 0.3%
ArcelorMittal SA	10,256	357,246
Eurofins Scientific SE	1,880	224,803

Total Luxembourg		582,049

Mexico - 0.0%(b)
Fresnillo PLC	2,736	31,124

Netherlands - 5.8%
ABN AMRO Bank NV*	6,549	76,283
Adyen NV*	380	1,031,657
Akzo Nobel NV	2,571	317,369
ASML Holding NV	6,135	4,648,648

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)

Netherlands (continued)
ING Groep NV	57,920	$744,920
Koninklijke DSM NV	2,522	508,250
Koninklijke KPN NV(a)	48,699	159,844
Koninklijke Philips NV	13,383	617,167
NN Group NV	4,145	206,092
Randstad NV	1,776	128,802
Royal Dutch Shell PLC, Class A	60,889	1,221,771
Royal Dutch Shell PLC, Class B	55,033	1,086,362
Wolters Kluwer NV	3,918	446,384

Total Netherlands		11,193,549

New Zealand - 0.3%
a2 Milk Co., Ltd. (The)*	10,967	47,610
Auckland International Airport Ltd.*	17,908	90,492
Chorus Ltd.	6,628	28,496
Fisher & Paykel Healthcare Corp., Ltd.	8,521	187,635
Fletcher Building Ltd.	11,316	60,341
Mercury NZ Ltd.	9,024	41,632
Meridian Energy Ltd.	16,954	61,769
Ryman Healthcare Ltd.	5,664	52,103
Spark New Zealand Ltd.	27,450	90,717

Total New Zealand		660,795

Norway - 0.9%
Aker ASA, Class A	331	25,420
Austevoll Seafood ASA	1,285	16,203
DNB Bank ASA	13,101	268,475
Entra ASA	1,755	42,788
Equinor ASA	15,754	307,489
Gjensidige Forsikring ASA	2,746	62,878
Leroy Seafood Group ASA	4,185	38,170
Mowi ASA	6,272	159,873
NEL ASA*(a)	21,479	41,050
Nordic Semiconductor ASA*	2,439	79,949
Norsk Hydro ASA	19,812	131,813
Orkla ASA	11,011	100,079
Scatec ASA	1,686	36,249
Schibsted ASA, Class A	1,083	57,418
Schibsted ASA, Class B	1,439	66,519
SpareBank 1 SR-Bank ASA	2,651	34,717
Storebrand ASA	6,756	58,117
Telenor ASA	9,480	164,602
TGS ASA	1,720	19,712
TOMRA Systems ASA	1,728	99,907

Total Norway		1,811,428

Poland - 0.4%
Bank Polska Kasa Opieki SA*	2,375	58,062
CD Projekt SA	1,019	48,897
Cyfrowy Polsat SA	2,941	26,095
Dino Polska SA*	712	57,016
KGHM Polska Miedz SA	2,026	102,406
mBank SA*	193	16,082
Polski Koncern Naftowy ORLEN SA	4,603	87,207
Polskie Gornictwo Naftowe i Gazownictwo SA	24,128	39,395
Powszechna Kasa Oszczednosci Bank Polski SA*	13,098	128,736
Powszechny Zaklad Ubezpieczen SA*	8,439	82,418
Santander Bank Polska SA*	494	32,887

Total Poland		679,201

Portugal - 0.2%
EDP - Energias de Portugal SA	40,806	211,793
Jeronimo Martins SGPS SA	3,628	73,888

Total Portugal		285,681

Singapore - 1.3%
Ascendas Real Estate Investment Trust	48,931	112,743
CapitaLand Integrated Commercial Trust	66,428	105,472
CapitaLand Ltd.	37,190	110,683
City Developments Ltd.	8,459	42,792
ComfortDelGro Corp., Ltd.	32,080	37,195
DBS Group Holdings Ltd.	26,500	595,130
Jardine Cycle & Carriage Ltd.	1,410	21,346
Keppel Corp., Ltd.	21,343	86,532
Mapletree Commercial Trust	33,141	52,865
Olam International Ltd.(a)	8,398	8,187
Oversea-Chinese Banking Corp., Ltd.	55,542	504,517
SATS Ltd.*	9,916	29,365
Singapore Telecommunications Ltd.	117,580	197,110
Suntec Real Estate Investment Trust	26,732	28,823
United Overseas Bank Ltd.	21,176	410,978
UOL Group Ltd.	7,906	42,621
Venture Corp., Ltd.	4,009	56,311

Total Singapore		2,442,670

South Africa - 0.4%
Anglo American PLC	17,241	764,796

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	3,435	90,263
Aena SME SA*	1,005	159,930
Amadeus IT Group SA*	6,675	437,236
Banco Bilbao Vizcaya Argentaria SA*	93,863	602,259
Banco Santander SA*	254,900	933,229
CaixaBank SA	63,817	189,564
Cellnex Telecom SA*	5,505	358,639
EDP Renovaveis SA	2,259	53,039
Ferrovial SA	6,019	178,433
Grifols SA(a)	4,370	111,101
Iberdrola SA	93,656	1,128,341
Industria de Diseno Textil SA	16,465	558,196
Mapfre SA(a)	14,236	29,322
Red Electrica Corp. SA	6,260	124,151
Repsol SA	20,330	222,293
Siemens Gamesa Renewable Energy SA*	3,306	92,126
Telefonica SA	72,562	332,646

Total Spain		5,600,768

Sweden - 3.8%
AAK AB	2,556	60,988
Alfa Laval AB	4,404	183,958
Assa Abloy AB, B Shares	13,925	446,844
Atlas Copco AB, A Shares	9,374	634,078
Atlas Copco AB, B Shares	5,534	314,451
Avanza Bank Holding AB	1,741	56,414
Axfood AB	1,555	42,110
Beijer Ref AB	3,254	68,755
Boliden AB	3,987	155,465
Castellum AB	3,086	86,474
Electrolux AB, Series B	3,709	97,336
Elekta AB, B Shares	5,341	77,966
EQT AB	5,288	255,055

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)

Sweden (continued)
Essity AB, B Shares	9,024	$295,238
Fabege AB	3,958	68,657
Fastighets AB Balder, B Shares*	1,468	101,483
H & M Hennes & Mauritz AB, B Shares*(a)	11,023	230,758
Hexagon AB, B Shares	29,042	480,990
Holmen AB, B Shares	1,306	68,730
Husqvarna AB, B Shares	5,911	82,783
ICA Gruppen AB	1,279	63,251
Indutrade AB	3,749	122,351
Kinnevik AB, B Shares*	3,578	156,151
Lifco AB, B Shares	3,348	98,291
Nibe Industrier AB, B Shares	25,067	299,495
Sagax AB, B Shares	1,091	38,344
Sandvik AB	15,860	413,454
Securitas AB, B Shares	4,574	80,698
Sinch AB*	639	12,915
Skandinaviska Enskilda Banken AB, A Shares	22,652	306,841
Skanska AB, B Shares	5,504	155,446
SKF AB, B Shares	6,294	167,370
SSAB AB, A Shares*	2,988	17,072
SSAB AB, B Shares*	8,109	41,459
Svenska Cellulosa AB SCA, B Shares	8,406	156,316
Svenska Handelsbanken AB, A Shares	21,662	244,462
Svenska Handelsbanken AB, B Shares	516	6,207
Sweco AB, B Shares	2,905	46,492
Swedbank AB, A Shares	16,126	314,420
Swedish Orphan Biovitrum AB*	2,492	48,716
Tele2 AB, B Shares	6,646	97,673
Telefonaktiebolaget LM Ericsson, B Shares	43,750	502,733
Telia Co. AB	32,766	143,911
Wallenstam AB, B Shares	2,268	38,063

Total Sweden		7,380,664

Switzerland - 8.0%
Alcon, Inc.	7,264	528,990
Geberit AG	531	435,791
Givaudan SA	118	588,763
Kuehne + Nagel International AG	823	277,512
Lonza Group AG	1,102	857,476
Nestle SA	40,297	5,104,376
Partners Group Holding AG	325	555,293
Roche Holding AG	394	169,112
Roche Holding AG	10,429	4,031,557
Schindler Holding AG - Participating Certificate	597	193,137
Schindler Holding AG - Registered	286	89,054
SGS SA	79	255,663
Sika AG	1,988	699,957
STMicroelectronics NV	9,663	395,772
Swisscom AG	377	226,707
Zurich Insurance Group AG	2,230	900,071

Total Switzerland		15,309,231

United Kingdom - 11.5%
3i Group PLC	14,447	257,005
Abrdn PLC	32,284	127,476
Admiral Group PLC	3,858	182,375
Ashtead Group PLC	6,653	498,205
ASOS PLC*	1,028	54,398
Associated British Foods PLC	5,340	149,009
AstraZeneca PLC	18,716	2,151,483
Auto Trader Group PLC*	14,034	127,219
AVEVA Group PLC	1,646	89,893
Aviva PLC	57,755	311,001
Barclays PLC	254,754	618,074
Barratt Developments PLC	15,094	147,657
Berkeley Group Holdings PLC	1,725	116,200
BP PLC	278,201	1,118,617
British Land Co. PLC (The)	12,466	88,498
BT Group PLC*	129,387	312,295
Bunzl PLC	4,999	185,297
Burberry Group PLC	6,004	172,296
CK Hutchison Holdings Ltd.	39,696	290,140
Coca-Cola Europacific Partners PLC	2,094	129,954
Compass Group PLC*	26,471	559,788
ConvaTec Group PLC	23,636	77,851
Croda International PLC	2,068	242,096
DCC PLC	1,415	118,552
Direct Line Insurance Group PLC	20,203	83,622
DS Smith PLC	20,342	119,635
easyJet PLC*	4,967	58,438
Experian PLC	13,597	598,898
GlaxoSmithKline PLC	74,693	1,472,378
Halma PLC	5,612	225,419
Hargreaves Lansdown PLC	5,206	118,163
Informa PLC*	22,279	153,329
InterContinental Hotels Group PLC*	2,614	172,669
Intermediate Capital Group PLC	4,290	129,432
Intertek Group PLC	2,389	171,259
ITV PLC*	53,811	83,944
J Sainsbury PLC	33,151	130,577
JD Sports Fashion PLC	7,313	91,204
Johnson Matthey PLC	2,873	118,716
Kingfisher PLC	31,341	160,530
Land Securities Group PLC	11,000	108,525
Legal & General Group PLC	88,559	321,857
Lloyds Banking Group PLC	1,052,601	667,861
M&G PLC	38,601	120,970
Natwest Group PLC	64,210	180,691
Next PLC*	1,816	199,011
Pearson PLC	11,168	134,996
Phoenix Group Holdings PLC	10,699	101,063
Prudential PLC	38,777	731,338
Reckitt Benckiser Group PLC	10,569	811,584
RELX PLC	28,677	842,875
Rentokil Initial PLC	27,575	217,305
Rightmove PLC	12,828	125,240
Sage Group PLC (The)	16,105	157,099
Schroders PLC	1,747	88,826
Schroders PLC	720	25,577
Segro PLC	17,658	298,906
Severn Trent PLC	3,539	137,773
Spirax-Sarco Engineering PLC	1,091	227,683
SSE PLC(a)	15,482	311,150
St James's Place PLC	7,954	175,504
Standard Chartered PLC	46,281	277,978
Taylor Wimpey PLC	52,657	120,506
Unilever PLC	38,332	2,212,272
United Utilities Group PLC	10,120	150,975
Vodafone Group PLC	418,243	675,592
Weir Group PLC (The)*	3,848	92,449
Whitbread PLC*	2,998	126,966
Wm Morrison Supermarkets PLC	35,698	132,817

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
WPP PLC	18,049	$233,378

Total United Kingdom		22,022,359

United States - 1.6%
Avast PLC	9,416	75,931
Carnival PLC*	2,320	46,604
CyberArk Software Ltd.*	580	82,377
Ferguson PLC	3,331	467,294
Schneider Electric SE	7,956	1,333,055
Stellantis NV	30,685	589,094
Swiss Re AG	4,277	387,068
Tenaris SA	6,919	70,362

Total United States		3,051,785

Total Common Stocks
(Cost $158,649,533)		190,884,939

Preferred Stocks — 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 2.72%	844	72,459
Henkel AG & Co. KGaA, 2.13%	2,591	262,629
Volkswagen AG, 2.36%	2,718	662,327

Total Germany		997,415

Spain - 0.0%(b)
Grifols SA, 4.12%, Class B	3,882	60,211

Total Preferred Stocks
(Cost $928,426)		1,057,626

Short-Term Investment — 0.7%

Money Market Fund — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)(d)
(Cost $1,305,275)	1,305,275	1,305,275

Total Investments — 100.6%
(Cost $160,883,234)		193,247,840
Other Assets and Liabilities, Net — (0.6)%		(1,160,052)
Net Assets — 100.0%		$192,087,788

		% of
Industry	Value	Net Assets
Financials	$32,905,955	17.1%
Industrials	32,490,348	16.9
Health Care	24,443,438	12.7
Consumer Discretionary	21,615,207	11.3
Information Technology	19,871,611	10.4
Consumer Staples	15,638,630	8.1
Materials	15,518,153	8.1
Communication Services	10,062,945	5.2
Energy	7,728,198	4.0
Real Estate	6,292,460	3.3
Utilities	5,375,620	2.8
Money Market Funds	1,305,275	0.7
Total Investments	$193,247,840	100.6%
Other Assets and Liabilities, Net	(1,160,052)	(0.6)
Total Net Assets	$192,087,788	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,914,177; total market value of collateral held by the Fund was $4,995,729. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,690,454.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2021.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$190,884,939	$–	$–	$190,884,939
Preferred Stocks	1,057,626	–	–	1,057,626
Short-Term Investment:
Money Market Fund	1,305,275	–	–	1,305,275
Total Investments in Securities	$193,247,840	$–	$–	$193,247,840

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.